Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and practices related to the grant of certain equity awards close in time to the release of material nonpublic information
While the Company has previously granted stock options, the Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has does not have a specific policy or practice on the timing of such awards in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant such awards in the future, the Board and the Human Capital and Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	Accordingly, the Company has does not have a specific policy or practice on the timing of such awards in relation to the disclosure of material nonpublic information by the Company.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false